Consolidated Income Statements - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Statement
Revenue	$ 1,690,030	$ 1,461,440
Cost of sales
Mine operating costs	905,812	846,937
Depreciation and amortization	391,657	337,615
Cost of Sales	1,297,469	1,184,552
Gross profit	392,561	276,888
Selling and administrative expenses	39,228	33,986
Exploration expenses	29,276	34,511
Other expenses	38,308	32,586
Re-evaluation adjustment - environmental provision	(11,416)	(133,460)
Impairment - Arizona	0	94,956
Results from operating activities	297,165	214,309
Net interest expense on long term debt	76,202	67,663
Accretion on streaming arrangements	26,291	27,778
Change in fair value of financial instruments	14,053	942
Other net finance costs	28,789	22,111
Net finance expense	145,335	118,494
Profit before tax	151,830	95,815
Tax expense	82,287	25,433
Profit for the year	69,543	70,382
Attributable to:
Owners of the Company	66,367	70,382
Non-controlling interest	3,176	0
Profit for the year	$ 69,543	$ 70,382
Profit per share
Basic	$ 0.22	$ 0.27
Diluted	$ 0.22	$ 0.27
Weighted average number of common shares outstanding:
Basic	310,845,281	261,858,531
Diluted	310,953,110	262,217,528